Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Reconciliations of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS [Table Text Block]

	2018	2019	2020
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥1,228,160	¥718,645	¥305,955

Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley	(3,826)	(3,745)	(2,861)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥1,224,334	¥714,900	¥303,094

	2018	2019	2020
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	13,291,842	13,058,698	12,912,790
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under the Board Incentive Plan (1)	1,650	484	166

Weighted average common shares for diluted computation	13,293,492	13,059,182	12,912,956

	2018	2019	2020
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥92.40	¥55.03	¥23.69

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (1)	¥92.10	¥54.74	¥23.47

Note:
(1)	For the fiscal years ended March 31, 2019 and 2020, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.